UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    July 5, 2002

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,181       84,489 SH                20,000   0     0
Agere Systems Cl B   COM             00845v 20 9       18       12,207 SH                 2,337
Agilent Technologies COM             00846u 10 1      635       26,883 SH                 4,773   0     0
American InternationaCOM             026874 10 7    1,422       20,846 SH                 4,200   0     0
Anheuser Busch       COM             035229 10 3    5,068      101,359 SH                24,820   0     0
AOL Time Warner      COM             00184A 10 5    1,196       81,336 SH                15,550   0     0
AT&T                 COM             001957 10 9      889       83,146 SH                16,947   0     0
AT&T Wireless Serv.  COM 	       00209A 10 6      167       28,602 SH                 5,453   0     0
Atrix Labs Inc       COM             04962L 10 1      228       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,183       50,134 SH                18,500   0     0
Bank of America Corp COM             060505 10 4      243        3,453 SH                     0   0     0
Baxter International COM             071813 10 9    3,226       72,592 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    2,554	    74,131 SH                12,000   0     0
Bell South           COM             079860 10 2    1,224       38,874 SH                 8,800   0     0
Berkshire Hathaway ClCOM             084670 20 7      484          217 SH                     0   0     0
Boeing               COM             097023 10 5    2,093       46,526 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    5,167      102,335 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    2,383       92,713 SH                12,700   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,276       42,278 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    1,444       23,519 SH                 8,404   0     0
ChevronTexaco        COM             166764 10 0    1,889       21,352 SH                 3,927   0     0
Chiron Corp          COM             170040 10 9      282        7,968 SH                   616   0     0
Cisco Systems        COM             17275R 10 2    1,730      124,028 SH                27,350   0     0
Coca Cola Company    COM             191216 10 0    2,138       38,184 SH                 6,900   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      388       16,275 SH                   600   0     0
Compaq               COM             204493 10 3      148       14,179 SH                     0   0     0
Conoco 		   COM             208251 50 4    1,005       36,159 SH                 8,475   0     0
Corning Inc          COM             219350 10 5      331       93,303 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,640       42,469 SH                     0   0     0
Diebold Inc          COM             253651 10 3      260        6,975 SH                     0   0     0
Disney               COM             254687 10 6    1,093       57,865 SH                 4,310   0     0
Dow Jones            COM             260561 10 5      988       20,404 SH                 6,200   0     0
Duke Energy          COM             264399 10 6      452       14,564 SH                     0   0     0
DuPont               COM             263534 10 9      790       17,808 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      153       20,300 SH                     0   0     0
El Paso Energy Corp. COM             283905 10 7      574       27,855 SH                   750   0     0
Eli Lilly            COM             532457 10 8    3,786       67,133 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,284       24,055 SH                 5,450   0     0
Exxon Corporation    COM             302290 10 1    2,382       58,208 SH                13,242   0     0
Gannett              COM             364730 10 1    3,075       40,524 SH                 5,400   0     0
General Electric     COM             369604 10 3    2,942      101,287 SH                31,500   0     0
General Mills	   COM             370334 10 4    1,078       24,450 SH                 5,300   0     0
Golden West FinancialCOM             381317 10 6      468        6,800 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    1,878      122,892 SH                23,650   0     0
Home Depot Inc.      COM             437076 10 2    1,373       37,377 SH                 6,200   0     0
Hubbell Inc Class A  CL  A           443510 10 2      481       15,052 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      393       11,509 SH                   420   0     0
IMS Health Inc       COM             449934 10 8      965       53,791 SH                 8,800   0     0
Intel Corp           COM             458140 10 0    4,017      219,893 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    5,112       71,006 SH                12,600   0     0
J.P. Morgan          COM             46625H 10 0      676       19,993 SH                 6,200   0     0
Jacobson Stores      COM             469834 10 5        0       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    4,921       94,168 SH                20,000   0
Kroger Company       COM             501044 10 1      943       47,370 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      712       20,350 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8    1,015      100,489 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       77       46,193 SH                 8,835   0     0
Masco Corp           COM             574599 10 6    2,998      110,581 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,605      101,190 SH                27,200   0     0
McClatchy Newspapers CL  A           579489 10 5      703       10,955 SH                     0   0     0
Merck                COM             589331 10 7    1,874       37,008 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,630       29,794 SH                 4,300   0     0
Minnesota Mining     COM             604059 10 5    1,371       11,145 SH                 4,000   0     0
Motorola             COM             620076 10 9    2,307      159,971 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    2,457       47,712 SH                 2,000   0     0
Park Electrochemical COM		 700416 20 9      853       32,203 SH		     10,666   0     0
Pepsico Inc          COM             713448 10 8    5,670      117,642 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3   10,617      303,354 SH                62,600   0     0
Pharmacia Corp       COM             716941 10 9      506       13,509 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    3,157       35,352 SH                 5,800   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      350        6,336 SH                     0   0     0
S B C Communications COM             78387G 10 3    1,859       60,965 SH                 9,400   0     0
Schlumberger         COM             806857 10 8    1,833       39,429 SH                 5,400   0     0
Servicemaster        COM             81760N 10 9      319       23,245 SH                     0   0     0
Snap On Tools        COM             833034 10 1        0       36,095 SH                 2,000   0     0
Sun Microsystems Inc.COM             866810 10 4      218       43,600 SH                     0   0     0
Target Corporation   COM             87612e 10 6    2,990       78,475 SH                15,600   0     0
Tribune Co           COM             896047 10 7    2,086       47,959 SH                14,000   0     0
Tribune / AOL        PFD CV 2%       896047 30 5      317        4,860 SH                 2,000   0     0
U S T Inc            COM             902911 10 6      618       18,175 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8      955       15,095 SH                   200   0     0
United Parcel ServiceCOM		 911312 10 6    2,119       34,320 SH 		      5,675   0     0
Unocal               COM             915289 10 2      351        9,508 SH                     0   0     0
USX-Marathon Group   COM             902905 82 7      225        8,284 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    2,890       71,994 SH                22,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    1,514      110,893 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,027       18,675 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,379       47,526 SH                 6,400   0     0
Wyeth                COM		 983024 10 0    4,650  	    90,832 SH  	 	     17,200   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2    1,014      750,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3    1,626    1,719,000 PRN                  350   0     0